Deposits (Details) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022
Deposits
Security Deposits	$ 249,917	$ 246,589
Aircraft [Member]
Deposits
Security Deposits	198,444	203,280
Building [Member]
Deposits
Security Deposits	43,309	43,309
Prepaid Expenses [Member]
Deposits
Security Deposits	$ 8,164	$ 0